Leases - Future net minimum lease payments for capital leases and the present value of the net minimum lease payment (Details) $ in Millions	Dec. 31, 2022 USD ($)
Land And Building [Member]
Operating Leases
2023	$ 203
2024	168
2025	138
2026	104
2027	70
Thereafter	151
Total minimum lease payments	834
Difference between undiscounted cash flows and discounted cash flows	(74)
Present value of minimum lease payments	760
Finance Leases
2023	21
2024	21
2025	21
2026	17
2027	17
Thereafter	68
Total minimum lease payments	165
Difference between undiscounted cash flows and discounted cash flows	(27)
Present value of minimum lease payments	138
Machinery And Equipment [Member]
Operating Leases
2023	54
2024	34
2025	18
2026	6
2027	1
Thereafter	1
Total minimum lease payments	114
Difference between undiscounted cash flows and discounted cash flows	(3)
Present value of minimum lease payments	111
Finance Leases
2023	23
2024	20
2025	17
2026	6
2027	1
Thereafter	0
Total minimum lease payments	67
Difference between undiscounted cash flows and discounted cash flows	(3)
Present value of minimum lease payments	$ 64